Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Cash and Cash Equivalents

	2020	2019
Checking and saving accounts	$99,286	$118,367
Time deposits of no more than ninety days	19,500	40,000
Cash on hand	279	365

	$119,065	$158,732